Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 4.9%
Amicus Therapeutics Inc.(a)	338,779	$7,822,407
Catalyst Pharmaceuticals Inc.(a)	124,951	417,336
ChemoCentryx Inc.(a)	64,782	4,011,301
Ironwood Pharmaceuticals Inc.(a)	208,135	2,370,658
Madrigal Pharmaceuticals Inc.(a)(b)	12,064	1,341,155
Spectrum Pharmaceuticals Inc.(a)(b)	190,060	648,105
Vanda Pharmaceuticals Inc.(a)	71,021	933,216

		17,544,178

Pharmaceuticals — 94.8%
Aerie Pharmaceuticals Inc.(a)(b)	60,899	822,745
Amneal Pharmaceuticals Inc.(a)(b)	148,006	676,387
Amphastar Pharmaceuticals Inc.(a)(b)	47,504	955,305
Arvinas Inc.(a)(b)	40,297	3,422,424
Axsome Therapeutics Inc.(a)(b)	34,470	2,808,271
Bristol-Myers Squibb Co.	260,129	16,135,802
Cara Therapeutics Inc.(a)(b)	55,636	841,773
Catalent Inc.(a)	171,672	17,865,905
Collegium Pharmaceutical Inc.(a)(b)	45,019	901,731
Corcept Therapeutics Inc.(a)(b)	135,928	3,555,876
Elanco Animal Health Inc.(a)	548,532	16,823,476
Eli Lilly & Co.	100,298	16,934,314
Endo International PLC(a)(b)	299,393	2,149,642
Horizon Therapeutics PLC(a)	226,064	16,536,582
Innoviva Inc.(a)(b)	81,610	1,011,148
Intra-Cellular Therapies Inc.(a)	91,705	2,916,219
Jazz Pharmaceuticals PLC(a)	72,431	11,954,737
Johnson & Johnson	517,540	81,450,445
Merck & Co. Inc.	189,854	15,530,057
Omeros Corp.(a)(b)	80,121	1,144,529
Pacira BioSciences Inc.(a)	56,480	3,379,763
Perrigo Co. PLC	177,446	7,935,385
Pfizer Inc.	1,673,821	61,613,351
Phathom Pharmaceuticals Inc.(a)(b)	15,849	526,504
Phibro Animal Health Corp., Class A	26,376	512,222
Prestige Consumer Healthcare Inc.(a)(b)	65,138	2,271,362
Provention Bio Inc.(a)(b)	62,429	1,057,547

Security	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals Inc., Class A(a)(b)	34,335	$4,244,493
Relmada Therapeutics Inc.(a)	17,762	569,627
Revance Therapeutics Inc.(a)(b)	80,461	2,280,265
Royalty Pharma PLC, Class A	111,011	5,556,101
TherapeuticsMD Inc.(a)(b)	349,910	423,391
Theravance Biopharma Inc.(a)(b)	64,984	1,154,766
Viatris Inc.(a)	904,514	16,950,592
Zoetis Inc.	99,856	16,526,168
Zogenix Inc.(a)	72,433	1,447,936

		340,886,841

Total Common Stocks — 99.7% (Cost: $323,952,603)		358,431,019

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	21,355,604	21,368,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	370,000	370,000

		21,738,417

Total Short -Term Investments — 6.1% (Cost: $21,730,559)		21,738,417

Total Investments in Securities — 105.8% (Cost: $345,683,162)		380,169,436

Other Assets, Less Liabilities — (5.8)%		(20,820,503)

Net Assets — 100.0%		$359,348,933

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$8,519,755	$12,849,876	(a)	$—		$(3,346)	$2,132	$21,368,417	21,355,604	$108,089	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	676,000	—		(306,000	)(a)	—	—	370,000	370,000	783		—

						$(3,346)	$2,132	$21,738,417		$108,872		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Pharmaceuticals ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P Select Sector Health Care E-Mini Index	8	03/19/21	$917	$16,204

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$358,431,019	$—	$—	$358,431,019
Money Market Funds	21,738,417	—	—	21,738,417

	$380,169,436	$—	$—	$380,169,436

Derivative financial instruments(a)
Assets
Futures Contracts	$16,204	$—	$—	$16,204

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2